Financial instruments - Summary of remaining contractual maturities of financial instrument liabilities (Detail) - AUD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	$ 1,893	$ 1,694
Accrued payables	3,039	1,795
Contingent consideration	12,471	4,199
Total non-derivatives	17,403	7,688
1 year or less [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade payables	1,893	1,694
Accrued payables	3,039	1,795
Contingent consideration	3,165
Total non-derivatives	8,097	3,489
Between 1 and 2 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration		4,199
Total non-derivatives		$ 4,199
Between 2 and 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Contingent consideration	9,306
Total non-derivatives	$ 9,306